Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues, net of discounts	$ 215,122	$ 120,765	$ 408,945	$ 216,821	$ 521,533	$ 252,819	$ 102,817
Cost of goods sold	70,639	30,233	129,198	52,459	135,116	60,982	22,385
Gross profit	144,483	90,532	279,747	164,362	386,418	191,837	80,431
Expenses:
General and administrative	14,942	7,936	27,650	14,195	36,056	14,071	19,156
Sales and marketing	46,576	27,009	91,135	49,873	119,395	59,349	25,050
Depreciation and amortization	6,667	3,104	12,101	5,298	12,600	5,079	1,138
Total expenses	68,185	38,049	130,886	69,366	168,051	78,499	45,344
Income from operations	76,298	52,483	148,861	94,996	218,367	113,338	35,088
Other income (expense):
Interest expense, net	(6,649)	(5,302)	(14,548)	(11,214)	(20,237)	(9,050)	(2,103)
Other (expense) income, net	333	(4,969)	295	(71)	(40,680)	(607)	60
Total other expense	(6,316)	(10,271)	(14,253)	(11,285)	(60,917)	(9,658)	(2,044)
Income before provision for income taxes	69,982	42,212	134,608	83,711	157,450	103,680	33,044
Provision for income taxes	29,102	23,274	63,650	41,168	94,451	50,586	22,151
Net income and comprehensive income	$ 40,880	$ 18,938	$ 70,958	$ 42,543	$ 62,999	$ 53,094	$ 10,893
Basic net income per common share	$ 0.33	$ 0.17	$ 0.59	$ 0.38	$ 0.55	$ 0.48	$ 0.11
Diluted net income per common share	$ 0.31	$ 0.16	$ 0.55	$ 0.37	$ 0.53	$ 0.46	$ 0.11
Weighted average number of common shares used in computing net income per common share:
Basic	125,631,725	111,573,332	120,351,366	110,959,839	113,572,379	110,206,103	101,697,002
Diluted	133,002,231	115,307,313	127,884,913	114,468,339	118,325,724	115,317,942	103,201,127